Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 76,911	$ 106,438
Marketable securities	0	28,164
Accounts receivable	5,870	6,596
Unbilled receivables	2,981	3,162
Prepaid expenses and other current assets	4,967	3,778
Total current assets	90,729	148,138
Non-current assets:
Property and equipment, net	2,113	2,794
Right-of-use asset, net	10,068	11,617
In-process research and development assets	150,600	0
Goodwill	48,163	0
Long-term restricted cash	1,377	1,311
Investments	2,000	2,000
Other assets	0	26
Total assets	305,050	165,886
Current liabilities:
Accounts payable	3,150	316
Accrued expenses and other current liabilities	15,572	14,084
Loan payable	0	8,476
Lease liability	2,166	1,608
Deferred revenue	2,311	593
Warrant liabilities	720	0
Contingent value right liability	15,983	0
Forward contract liabilities	28,307	0
Total current liabilities	68,209	25,077
Non-current liabilities:
Loan payable, net of current portion	0	17,786
Lease liability, net of current portion	8,789	10,055
Deferred revenue, net of current portion	3,538	0
Warrant liabilities, net of current portion	5,674	19,140
Contingent value right liability, net of current portion	342,617	0
Deferred tax liabilities, net	15,853	0
Total liabilities	444,680	72,058
Commitments and contingencies (Note 19)
Series A Preferred Stock, $0.0001 par value; 548,375 and no shares authorized as of December 31, 2023 and December 31, 2022, respectively; 435,120.513 and no shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	296,851	0
Options for Series A Preferred Stock	3,703	0
Stockholders' (deficit) equity:
Preferred stock, $0.0001 par value; 9,451,625 and 10,000,000 shares authorized as of December 31, 2023 and December 31, 2022, respectively; no shares issued and outstanding as of December 31, 2023 and December 31, 2022	0	0
Common stock, $0.0001 par value; 350,000,000 shares authorized as of December 31, 2023 and December 31, 2022; 161,927,821 and 153,042,435 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	1
Additional paid-in capital	179,062
Accumulated deficit	(614,647)	(394,937)
Accumulated other comprehensive loss	(4,600)	(4,558)
Total stockholders' (deficit) equity	(440,184)	93,828
Total liabilities, convertible preferred stock, and stockholders' (deficit) equity	305,050	165,886
Previously Reported [Member]
Stockholders' (deficit) equity:
Common stock, $0.0001 par value; 350,000,000 shares authorized as of December 31, 2023 and December 31, 2022; 161,927,821 and 153,042,435 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	16	15
Additional paid-in capital	$ 179,047	$ 493,308